CURRENT MATURITIES OF DEBENTURES AND LONG TERM LOANS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
CURRENT MATURITIES OF DEBENTURES AND LONG TERM LOANS

NOTE 6 – CURRENT MATURITIES OF DEBENTURES AND LONG TERM LOANS

Current Maturities of Debentures and Long Term Loans consisted of the following:

	Interest rate as of December 31, 2016	December 31, 2016	December 31, 2015
Debentures	11%	$2,658	$—
Current Maturities portion of Loan from Helios	14.5%	289	517
Current Maturities Long Term Loan from Bank	1.8-6%	41	32
Total Current Maturities of Debentures and Long Term Loans		$2,988	$549